Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 6,201	¥ 7,711	¥ 2,933
Additions for tax positions of the current year	1,649	312	869
Additions for tax positions of prior years	216	388	4,903
Reductions for tax positions of prior years	(114)	(3,141)	(1,546)
Settlements with tax authorities	(1,808)	(347)	(41)
Other	287	1,278	593
Balance at end of year	¥ 6,431	¥ 6,201	¥ 7,711